Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets
5.	Intangible Assets

	December 31, 2013	December 31, 2012
Software development
Opening balance	$73	$92
Additions	43	—
Depreciation	(21)	(19)

Closing balance	$95	$73

In 2011, vessel purchase options which had been recorded at a fair value of $13,645 and were recognised as an intangible asset were fully impaired as they lapsed without the Company exercising them.